Document and Entity Information Document	Mar. 02, 2022
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 02, 2022
Entity Registrant Name	COPART, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23255
Entity Tax Identification Number	94-2867490
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	391-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CPRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000900075
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (this "Amendment") is being filed to amend, replace, and supersede in its entirety the 8-K filed by Copart, Inc. (the "Company"), which was originally filed with the Securities and Exchange Commission on February 16, 2022 (the "First 8-K"). In the First 8-K, $374.8 million of Treasury Bills were shown in cash equivalents, but should instead have been presented as short-term investments on the consolidated balance sheet. Furthermore, the Company should have shown a purchase of held to maturity securities in the investing section of the statement of cash flows for $374.8 million. The reclassified entries for these items are presented in this Amendment.